Interim Consolidated Statements of Comprehensive Income Statement - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jul. 06, 2019	Jun. 30, 2018	Jul. 06, 2019	Jun. 30, 2018
Statement of comprehensive income [abstract]
(Loss) earnings	$ (14)	$ 174	$ (13)	$ 269
Items that will not be reclassified to earnings:
Actuarial gain (loss)	(4)	4	(5)	4
Items that may be reclassified subsequently to earnings:
Other comprehensive income, net of tax, exchange differences on translation	(12)	(21)	(6)	(10)
Other comprehensive loss, net of tax	(16)	(17)	(11)	(6)
Comprehensive (loss) income	$ (30)	$ 157	$ (24)	$ 263